Document And Entity Information	Mar. 16, 2026
Document Information [Line Items]
Entity, Registrant Name	HEARTSCIENCES INC.
Document, Type	8-K
Document, Period End Date	Mar. 16, 2026
Entity, Incorporation, State or Country Code	TX
Entity, File Number	001-41422
Entity, Tax Identification Number	26-1344466
Entity, Address, Address Line One	550 Reserve Street, Suite 360
Entity, Address, City or Town	Southlake
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	76092
City Area Code	682
Local Phone Number	237-7781
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001468492
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HSCS
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	HSCSW
Security Exchange Name	NASDAQ